Consolidated Statement of Changes in Partners' Equity (USD $)	Total	Limited Partnership Interests [Member]	General Partner [Member]	Limited Partner [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 1,100		$ 100	$ 1,100
Beginning balance, Shares at December 31, 2012 at Dec. 31, 2012		1.00
Limited Partner capital contributions	7,586,650			7,586,650
Limited Partner capital contributions, Shares		7,586.65
Non-controlling interest contribution to consolidated entity	550,000				550,000
Offering expenses	(830,391)			(830,391)
Underwriting fees	(743,765)
Net income (loss)	(862,462)		(8,682)	(859,475)	5,695
Distributions	(53,706)			(53,706)
Distributions payable to General Partner	(537)	(537)
Redemption of initial Limited Partner contribution	(1,000)			(1,000)
Ending balance at Dec. 31, 2013	$ 5,645,889		$ (9,119)	$ 5,099,313	$ 555,695
Ending balance, Shares at December 31, 2013 at Dec. 31, 2013		7,587.65